Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities
The aggregate maturities of the Company’s operating lease liabilities were as follows as of June 30, 2024 (in thousands):

2024	$118
2025	240
2026	247

Total future minimum lease payments	605
Less: Imputed interest	(32)

Total	$573

The aggregate maturities of the Company’s operating lease liabilities were as follows as of December 31, 2023 (in thousands):

2024	$233
2025	240
2026	247

Total future minimum lease payments	720
Less: imputed interest	(46)

Total	$674

Schedule of Right-of-use Assets and Lease Liabilities for Operating Leases
Right-of-use
assets and lease liabilities for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31,
	2023	2022
Operating lease right-of-use assets	$478	443

Current operating lease liabilities	208	151
Noncurrent operating lease liabilities	466	486

Total lease liabilities	$674	637

Schedule of Lease Expense for Operating Leases
Lease expense for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31,
	2023	2022
Operating lease cost	$173	152
Variable lease expense	201	150
Short-term lease expense	—	—

Schedule of Additional Information for Operating Leases
Other information related to the Company’s operating leases are as follows:

	As of June 30,
	2024	2023
Weighted-average remaining lease term (years)	2.5	3.5
Weighted-average discount rate	4.50%	4.50%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases (in thousands)	$101	$100

Lease term, discount rates, and additional information for operating leases are as follows (in thousands):

	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases (years)	2.92	3.85
Weighted-average discount rate – operating leases	4.50%	4.50%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$210	$194

RENEO PHARMACEUTICALS INC [Member]
Schedule of Other Information Related to Operating Leases
Other information related to the Company’s operating leases as of the balance sheet dates presented are as follows:

	As of June 30,
	2024	2023
Weighted incremental borrowing rate	5%	5%
Weighted average remaining lease term (in years)	2.3	3.7
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$194	$142
Lease expense (in thousands)	$148	$241

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities by fiscal year for the Company’s operating leases are as follows (in thousands):

As of June 30, 2024
2024 (remaining six months)	$195
2025	371
2026	285

Total lease payments	851
Less: Imputed interest	(28)

Present value of lease liabilities	$823

Maturities of lease liabilities by fiscal year for the Company’s operating leases are as follows:

As of December 31, 2023
2024	$381
2025	367
2026	285

Total lease payments	1,033
Less: Imputed interest	(60)

Present value of lease liabilities	$973